December 18, 2015

Supplement

SUPPLEMENT DATED DECEMBER 18, 2015 TO THE PROSPECTUSES OF

Morgan Stanley Global Fixed Income Opportunities Fund, dated February 27, 2015
Morgan Stanley Mortgage Securities Trust, dated February 27, 2015
Morgan Stanley Multi Cap Growth Trust, dated March 31, 2015
(each, a "Fund")

The second paragraph below the table in the section of each Fund's Prospectus entitled "Shareholder Information—How to Buy Shares—Minimum Investment Amounts" is hereby deleted and replaced with the following:

The minimum initial investment amounts for Class A and Class I shares may be waived by the Adviser for the following categories: (1) sales through banks, broker-dealers and other financial institutions (including registered investment advisers and financial planners) purchasing shares on behalf of their clients in (i) discretionary and non-discretionary advisory programs, (ii) asset allocation programs, (iii) other programs in which the client pays an asset-based fee for advice or for executing transactions in Fund shares or for otherwise participating in the program or (iv) certain other investment programs that do not charge an asset-based fee, as outlined in an agreement between the Distributor and such financial institution; (2) sales through a Financial Intermediary that has entered into an agreement with the Distributor to offer Fund shares to self-directed investment brokerage accounts, which may or may not charge a transaction fee; (3) qualified state tuition plans described in Section 529 of the Code (subject to all applicable terms and conditions); (4) defined contribution, defined benefit and other employer-sponsored employee benefit plans, whether or not qualified under the Code, where such plans purchase Class A and/or Class I shares through a plan-level or omnibus account sponsored or serviced by a Financial Intermediary that has entered into an agreement with the Fund, the Distributor and/or the Adviser pursuant to which such Class A and/or Class I shares are available to such plans; (5) certain retirement and deferred compensation programs established by Morgan Stanley Investment Management or its affiliates for their employees or the Fund's Trustees; (6) current or retired directors, officers and employees of Morgan Stanley and any of its subsidiaries, such persons' spouses, and children under the age of 21, and trust accounts for which any of such persons is a beneficiary; (7) current or retired Directors or Trustees of the Morgan Stanley Funds, such persons' spouses, and children under the age of 21, and trust accounts for which any of such persons is a beneficiary; (8) certain other registered open-end investment companies whose shares are distributed by the Distributor; (9) investments made in connection with certain mergers and/or reorganizations as approved by the Adviser; (10) the reinvestment of dividends from Class A or Class I shares of the Fund in additional shares of the same class of the Fund; or (11) certain other institutional investors based on assets under management or other considerations at the discretion of the Adviser.

Certain waivers may not be available depending on the policies at certain Financial Intermediaries. Please consult your Financial Intermediary for more information.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE.

DINSPT2-1215

December 18, 2015

Supplement

SUPPLEMENT DATED DECEMBER 18, 2015 TO THE PROSPECTUSES OF

Morgan Stanley Global Fixed Income Opportunities Fund, dated April 30, 2015
Morgan Stanley Mortgage Securities Trust, dated April 30, 2015
Morgan Stanley Multi Cap Growth Trust, dated April 30, 2015
(each, a "Fund")

The paragraph below the table in the section of each Fund's Prospectus entitled "Shareholder Information—How to Buy Shares—Minimum Investment Amounts" is hereby deleted and replaced with the following:

The minimum initial investment amounts may be waived by the Adviser for the following categories: (1) sales through banks, broker-dealers and other financial institutions (including registered investment advisers and financial planners) purchasing shares on behalf of their clients in (i) discretionary and non-discretionary advisory programs, (ii) asset allocation programs, (iii) other programs in which the client pays an asset-based fee for advice or for executing transactions in Fund shares or for otherwise participating in the program or (iv) certain other investment programs that do not charge an asset-based fee, as outlined in an agreement between the Distributor and such financial institution; (2) sales through a Financial Intermediary that has entered into an agreement with the Distributor to offer Fund shares to self-directed investment brokerage accounts, which may or may not charge a transaction fee; (3) qualified state tuition plans described in Section 529 of the Code (subject to all applicable terms and conditions); (4) defined contribution, defined benefit and other employer-sponsored employee benefit plans, whether or not qualified under the Code, where such plans purchase Class C shares through a plan-level or omnibus account sponsored or serviced by a Financial Intermediary that has entered into an agreement with the Fund, the Distributor and/or the Adviser pursuant to which such Class C shares are available to such plans; (5) certain retirement and deferred compensation programs established by Morgan Stanley Investment Management or its affiliates for their employees or the Fund's Trustees; (6) current or retired directors, officers and employees of Morgan Stanley and any of its subsidiaries, such persons' spouses, and children under the age of 21, and trust accounts for which any of such persons is a beneficiary; (7) current or retired Directors or Trustees of the Morgan Stanley Funds, such persons' spouses, and children under the age of 21, and trust accounts for which any of such persons is a beneficiary; (8) certain other registered open-end investment companies whose shares are distributed by the Distributor; (9) investments made in connection with certain mergers and/or reorganizations as approved by the Adviser; (10) the reinvestment of dividends from Class C shares of the Fund in additional Class C shares of the Fund; or (11) certain other institutional investors based on assets under management or other considerations at the discretion of the Adviser.

Certain waivers may not be available depending on the policies at certain Financial Intermediaries. Please consult your Financial Intermediary for more information.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE.

C-DINSPT-1215